Financial Risks - Schedule of Interest Rate Risk (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
3-month US LIBOR [member]
Disclosure of interest rates [line items]
Interest rate	1.91%	2.81%	1.69%	1.00%	0.61%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	(0.38%)	(0.31%)	(0.33%)	(0.32%)	(0.13%)
10-year US treasury [member]
Disclosure of interest rates [line items]
Interest rate	1.91%	2.69%	2.41%	2.43%	2.27%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	(0.06%)	0.39%	0.53%	0.35%	0.79%